Victory RS Select Growth Fund Expense Example, No Redemption - Victory RS Select Growth Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 221
Expense Example, No Redemption, 3 Years	1,114
Expense Example, No Redemption, 5 Years	2,018
Expense Example, No Redemption, 10 Years	$ 3,741